Related Party Transactions - Summary of Leases (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2014
Capital Leased Assets [Line Items]
Leases Expiration date			2017-10
Lease One [Member]
Capital Leased Assets [Line Items]
Leases Expiration date		2017-01
Annual Rental Payment		$ 167
Renewal Option Remaining		2 five-year terms
Annual Rental Increases		Fixed
Lease Two [Member]
Capital Leased Assets [Line Items]
Leases Expiration date		2017-10
Annual Rental Payment		$ 1,408
Renewal Option Remaining		N/A
Annual Rental Increases		N/A
Lease Three [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	[1]	2025-08
Annual Rental Payment	[1]	$ 570
Renewal Option Remaining	[1]	4 five-year terms
Annual Rental Increases	[1]	Fixed
Lease Four [Member]
Capital Leased Assets [Line Items]
Leases Expiration date		2027-01
Annual Rental Payment		$ 174
Renewal Option Remaining		4 five-year terms
Annual Rental Increases		Fixed
Lease Five [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	[2]	2029-06
Annual Rental Payment	[2]	$ 269
Renewal Option Remaining	[2]	N/A
Annual Rental Increases	[2]	CPI

[1]	This lease is recorded as a $3.9 million obligation under capital lease at December 31, 2016
[2]	This lease is recorded as a $2.4 million obligation under capital lease at December 31, 2016